Offsetting of financial assets (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 84,900	SFr 107,000
Offsetting	(77,100)	(95,900)
of which counterparty netting	(68,300)	(83,900)
of which cash collateral netting	(8,800)	(12,000)
Total net derivatives subject to enforceable master netting agreements	7,800	11,100
Total derivatives not subject to enforceable master netting agreements	3,300	6,700
Total net derivatives presented in the consolidated balance sheets	11,100	17,800
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	47,900	74,100
Securities purchased under resale agreements, offsetting	(10,700)	(16,600)
Securities purchased under resale agreements, net	37,200	57,500
Securities borrowing transactions, gross	4,500	22,200
Securities borrowing transactions, offsetting	0	0
Securities borrowing transactions, net	4,500	22,200
Total subject to enforceable master netting agreements, gross	52,400	96,300
Total subject to enforceable master netting agreements, offsetting	(10,700)	(16,600)
Total subject to enforceable master netting agreements, net	41,700	79,700
Total not subject to enforceable master netting agreements	17,100	24,200
Total, gross	69,500	120,500
Total, net	58,800	103,900
of which reported at fair value	40,793	68,623
Amounts not offset in the consolidated balance sheets
Derivatives, net	7,800	11,100
Derivatives, financial instruments	3,200	4,500
Derivatives, cash collateral received/pledged	0	0
Derivatives, net exposure	4,600	6,600
Securities purchased under resale agreements, net	37,200	57,500
Securities purchased under resale agreements, financial instruments	37,100	57,500
Securities purchased under resale agreements, cash collateral received/pledged	100	0
Securities purchased under resale agreements, net exposure	0	0
Securities borrowing transactions, net	4,500	22,200
Securities borrowing transactions, financial instruments	4,300	21,900
Securities borrowing transactions, cash collateral received/pledged	0	0
Securities borrowing transactions, net exposure	200	300
Total financial assets subject to enforceable master netting agreements, net	49,500	90,800
Total financial assets subject to enforceable master netting agreements, financial instruments	44,600	83,900
Total financial assets subject to enforceable master netting agreements, cash collateral received/pledged	100	0
Total financial assets subject to enforceable master netting agreements, net exposure	4,800	6,900
Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	11,100	17,600
Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0	200
OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	9,600	5,900
Offsetting	(9,500)	(5,600)
Total net derivatives subject to enforceable master netting agreements	100	300
Amounts not offset in the consolidated balance sheets
Derivatives, net	100	300
OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	56,700	78,200
Offsetting	(49,600)	(69,300)
Total net derivatives subject to enforceable master netting agreements	7,100	8,900
Amounts not offset in the consolidated balance sheets
Derivatives, net	7,100	8,900
Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	18,600	22,900
Offsetting	(18,000)	(21,000)
Total net derivatives subject to enforceable master netting agreements	600	1,900
Amounts not offset in the consolidated balance sheets
Derivatives, net	600	1,900
Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	32,800	48,900
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	8,600	4,400
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	24,200	44,400
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0	100
Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	25,200	21,100
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	300	200
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	24,900	20,900
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0	0
Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	22,900	30,900
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	4,300	8,200
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	18,600	22,700
Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,000	4,600
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	600	1,300
Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,400	3,300
Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,000	1,500
Other products | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100	0
Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	900	1,400
Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0	100
Bank
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	85,800	107,100
Offsetting	(78,000)	(96,000)
of which counterparty netting	(68,300)	(83,900)
of which cash collateral netting	(9,700)	(12,100)
Total net derivatives subject to enforceable master netting agreements	7,800	11,100
Total derivatives not subject to enforceable master netting agreements	3,300	6,700
Total net derivatives presented in the consolidated balance sheets	11,100	17,800
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	47,900	74,100
Securities purchased under resale agreements, offsetting	(10,700)	(16,600)
Securities purchased under resale agreements, net	37,200	57,500
Securities borrowing transactions, gross	4,500	22,200
Securities borrowing transactions, offsetting	0	0
Securities borrowing transactions, net	4,500	22,200
Total subject to enforceable master netting agreements, gross	52,400	96,300
Total subject to enforceable master netting agreements, offsetting	(10,700)	(16,600)
Total subject to enforceable master netting agreements, net	41,700	79,700
Total not subject to enforceable master netting agreements	17,100	24,200
Total, gross	69,500	120,500
Total, net	58,800	103,900
of which reported at fair value	40,793	68,623
Amounts not offset in the consolidated balance sheets
Derivatives, net	7,800	11,100
Derivatives, financial instruments	3,200	4,500
Derivatives, cash collateral received/pledged	0	0
Derivatives, net exposure	4,600	6,600
Securities purchased under resale agreements, net	37,200	57,500
Securities purchased under resale agreements, financial instruments	37,100	57,500
Securities purchased under resale agreements, cash collateral received/pledged	100	0
Securities purchased under resale agreements, net exposure	0	0
Securities borrowing transactions, net	4,500	22,200
Securities borrowing transactions, financial instruments	4,300	21,900
Securities borrowing transactions, cash collateral received/pledged	0	0
Securities borrowing transactions, net exposure	200	300
Total financial assets subject to enforceable master netting agreements, net	49,500	90,800
Total financial assets subject to enforceable master netting agreements, financial instruments	44,600	83,900
Total financial assets subject to enforceable master netting agreements, cash collateral received/pledged	100	0
Total financial assets subject to enforceable master netting agreements, net exposure	4,800	6,900
Bank | Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	11,100	17,600
Bank | Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0	200
Bank | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	9,600	5,900
Offsetting	(9,500)	(5,600)
Total net derivatives subject to enforceable master netting agreements	100	300
Amounts not offset in the consolidated balance sheets
Derivatives, net	100	300
Bank | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	57,600	78,300
Offsetting	(50,500)	(69,400)
Total net derivatives subject to enforceable master netting agreements	7,100	8,900
Amounts not offset in the consolidated balance sheets
Derivatives, net	7,100	8,900
Bank | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	18,600	22,900
Offsetting	(18,000)	(21,000)
Total net derivatives subject to enforceable master netting agreements	600	1,900
Amounts not offset in the consolidated balance sheets
Derivatives, net	600	1,900
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	33,700	49,000
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	8,600	4,400
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	25,100	44,500
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0	100
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	25,200	21,100
Bank | Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	300	200
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	24,900	20,900
Bank | Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0	0
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	22,900	30,900
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	4,300	8,200
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	18,600	22,700
Bank | Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,000	4,600
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	600	1,300
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,400	3,300
Bank | Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,000	1,500
Bank | Other products | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100	0
Bank | Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	900	1,400
Bank | Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 0	SFr 100